S000022496 [Member] Annual Fund Operating Expenses - iShares MSCI All Country Asia ex Japan ETF	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
iShares MSCI All Country Asia ex Japan ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.72%	[1]
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	0.72%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.